Document And Entity Information	6 Months Ended
Jun. 30, 2025
Entity Registrant Name	Eltek Ltd.
Entity Central Index Key	0001024672
Amendment Flag	false
Document Type	6-K
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Entity File Number	000-28884
Entity Address, Address Line One	Sgoola Industrial Zone
Entity Address, City or Town	Petach Tikva
Entity Address, Country	IL